Schedule of Investments (unaudited)
July 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Data Center REITs — 6.5%
Digital Core REIT Management Pte. Ltd.	3,900	$2,040
Digital Realty Trust Inc.	1,511	266,601
Equinix Inc.	419	328,986
Keppel DC REIT	5,212	9,485
		607,112
Diversified Real Estate Activities — 5.3%
Allreal Holding AG, Registered	73	16,511
City Developments Ltd.	2,500	11,835
Heiwa Real Estate Co. Ltd.	200	2,928
Mitsubishi Estate Co. Ltd.	6,100	114,207
Mitsui Fudosan Co. Ltd.	14,600	130,499
New World Development Co. Ltd.(a)	10,000	8,189
Nomura Real Estate Holdings Inc.	2,800	15,517
Peach Property Group AG(a)	94	676
Sumitomo Realty & Development Co. Ltd.	2,200	80,364
Sun Hung Kai Properties Ltd.	7,215	85,696
Tokyo Tatemono Co. Ltd.	1,000	16,735
UOL Group Ltd.	2,700	14,273
		497,430
Diversified REITs — 7.3%
Activia Properties Inc.	10	8,543
AEW U.K. REIT PLC	813	1,132
Alexander & Baldwin Inc.	341	6,131
American Assets Trust Inc.	280	5,328
Argosy Property Ltd.	4,323	2,929
British Land Co. PLC (The)	7,246	33,302
Broadstone Net Lease Inc.	875	14,210
CapitaLand Integrated Commercial Trust	37,342	63,050
Charter Hall Long Wale REIT	3,326	8,824
Covivio SA/France	327	21,171
Custodian Property Income REIT PLC	2,010	2,097
Daiwa House REIT Investment Corp.	12	20,068
Essential Properties Realty Trust Inc.	785	23,935
Global Net Lease Inc.	986	6,892
GPT Group (The)	10,465	34,091
Growthpoint Properties Australia Ltd.	1,478	2,320
H&R Real Estate Investment Trust	1,347	11,267
Hankyu Hanshin REIT Inc.	5	5,292
Heiwa Real Estate REIT Inc.	5	4,688
Hulic REIT Inc.	5	5,452
ICADE	165	3,921
KDX Realty Investment Corp.	21	22,568
Land Securities Group PLC	4,385	33,348
LondonMetric Property PLC	11,660	29,344
Mapletree Pan Asia Commercial Trust	14,500	14,368
Merlin Properties SOCIMI SA	2,606	36,083
Mirai Corp.	9	2,737
Mirvac Group	20,428	29,310
Mori Trust REIT Inc.	15	7,299
Nippon REIT Investment Corp.	8	5,008
Nomura Real Estate Master Fund Inc.	22	23,170
NTT UD REIT Investment Corp.	7	6,030
OUE REIT	12,600	2,863
Picton Property Income Ltd.	2,436	2,525
Schroder REIT Ltd.	3,428	2,363
Sekisui House REIT Inc.	24	12,468
SK REITs Co. Ltd.	866	3,010
Star Asia Investment Corp.	12	4,660
Stockland	12,646	44,834
Stoneweg Europe Stapled Trust, NVS(b)	1,800	3,246
Security	Shares	Value
Diversified REITs (continued)
Stride Property Group	2,178	$1,591
Sunlight REIT	5,000	1,443
Suntec REIT	11,000	9,791
Takara Leben Real Estate Investment Corp.	5	3,124
Tokyu REIT Inc.	4	5,201
United Urban Investment Corp.	17	18,666
WP Carey Inc.	1,082	69,421
		679,114
Health Care Facilities — 0.2%
Chartwell Retirement Residences	1,337	17,089
Health Care REITs — 10.1%
Aedifica SA	230	16,925
Alexandria Real Estate Equities Inc.	1,052	80,404
Assura PLC	13,152	8,661
CareTrust REIT Inc.	661	21,020
Cofinimmo SA	184	15,972
Health Care & Medical Investment Corp.	1	763
Healthcare Realty Trust Inc., Class A	1,687	25,912
HealthCo REIT	3,079	1,545
Healthpeak Properties Inc.	3,463	58,663
Life Science Reit PLC	2,822	1,473
LTC Properties Inc.	201	6,842
Medical Properties Trust Inc.	2,307	9,505
National Health Investors Inc.	204	14,251
NorthWest Healthcare Properties REIT	829	2,836
Omega Healthcare Investors Inc.	1,132	44,035
Parkway Life REIT	1,300	4,027
Primary Health Properties PLC	5,893	7,464
Sabra Health Care REIT Inc.	1,056	19,040
Target Healthcare REIT PLC	2,807	3,678
Ventas Inc.	1,838	123,477
Welltower Inc.	2,906	479,693
		946,186
Hotel & Resort REITs — 2.2%
Apple Hospitality REIT Inc.	1,134	13,324
CapitaLand Ascott Trust	13,080	9,003
CDL Hospitality Trusts	8,200	5,035
DiamondRock Hospitality Co.	1,023	7,898
Far East Hospitality Trust(b)	5,000	2,306
Hoshino Resorts REIT Inc.	3	5,205
Host Hotels & Resorts Inc.	4,246	66,747
Invincible Investment Corp.	38	16,901
Japan Hotel REIT Investment Corp.	25	13,739
Park Hotels & Resorts Inc.	1,065	11,353
Pebblebrook Hotel Trust(b)	653	6,550
RLJ Lodging Trust	838	6,201
Ryman Hospitality Properties Inc.	265	25,191
Sunstone Hotel Investors Inc.	1,110	9,713
Xenia Hotels & Resorts Inc.	524	6,660
		205,826
Industrial REITs — 13.3%
AIMS APAC REIT	2,747	2,936
Americold Realty Trust Inc.	1,371	22,046
ARGAN SA, NVS	66	4,954
CapitaLand Ascendas REIT(b)	16,700	35,757
Centuria Industrial REIT	2,527	5,143
CRE Logistics REIT Inc.	4	3,961
Dexus Industria REIT	870	1,567
Dream Industrial REIT	1,362	11,324
EastGroup Properties Inc.	253	41,300

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
ESR Kendall Square REIT Co. Ltd.	710	$2,176
ESR-REIT	3,400	7,200
First Industrial Realty Trust Inc.	703	34,250
Frasers Logistics & Commercial Trust(b)	16,600	11,211
GLP J-REIT	25	21,908
Goodman Group	8,641	193,199
Goodman Property Trust	4,731	5,602
Granite Real Estate Investment Trust	339	17,882
Industrial & Infrastructure Fund Investment Corp.	12	9,819
Innovative Industrial Properties Inc.	115	5,945
Japan Logistics Fund Inc.	15	9,311
LaSalle Logiport REIT	10	9,518
LXP Industrial Trust	1,678	13,021
Mapletree Industrial Trust	8,100	12,627
Mapletree Logistics Trust(b)	19,400	17,252
Mitsubishi Estate Logistics REIT Investment Corp.	9	7,172
Mitsui Fudosan Logistics Park Inc.	18	12,067
Montea NV	105	7,817
Nippon Prologis REIT Inc.	43	23,205
Prologis Inc.	4,381	467,803
Rexford Industrial Realty Inc.	1,088	39,745
Segro PLC	8,066	68,744
SOSiLA Logistics REIT Inc.	4	3,111
STAG Industrial Inc.	974	33,437
Terreno Realty Corp.	498	27,634
Tritax Big Box REIT PLC	14,019	26,077
Warehouse REIT PLC	2,217	3,344
Warehouses De Pauw CVA	1,021	23,826
		1,243,891
Multi-Family Residential REITs — 8.7%
Advance Residence Investment Corp.	15	15,470
Apartment Investment & Management Co., Class A	694	5,837
AvalonBay Communities Inc.	829	154,426
Boardwalk Real Estate Investment Trust	213	10,984
Camden Property Trust	565	61,698
Canadian Apartment Properties REIT	879	28,071
Care Property Invest NV	152	2,146
Centerspace	86	4,681
Comforia Residential REIT Inc.	4	7,857
Daiwa Securities Living Investments Corp.	11	7,453
Elme Communities	607	9,154
Empiric Student Property PLC	3,267	4,159
Equity Residential	2,202	139,166
Essex Property Trust Inc.	355	92,364
Home Invest Belgium SA	53	1,180
Independence Realty Trust Inc.	1,209	20,275
Ingenia Communities Group	2,023	6,800
InterRent REIT	732	7,000
Irish Residential Properties REIT PLC	2,940	3,275
Killam Apartment REIT	601	7,946
Mid-America Apartment Communities Inc.	630	89,731
NexPoint Residential Trust Inc.	113	3,523
Nippon Accommodations Fund Inc.	12	9,401
Residential Secure Income PLC(c)	1,344	1,030
Samty Residential Investment Corp.	3	1,965
Starts Proceed Investment Corp.	1	1,246
Triple Point Social Housing REIT PLC(c)	1,630	1,481
UDR Inc.	1,870	73,472
UNITE Group PLC (The)	2,375	23,416
Veris Residential Inc.(b)	568	7,997
Security	Shares	Value
Multi-Family Residential REITs (continued)
Xior Student Housing NV	204	$7,199
		810,403
Office REITs — 6.9%
Abacus Group	2,336	1,804
Allied Properties REIT(b)	709	8,852
Brandywine Realty Trust	1,147	4,588
BXP Inc.	1,247	81,591
Centuria Office REIT	2,745	2,235
Champion REIT	16,000	4,464
CLS Holdings PLC	916	806
COPT Defense Properties	456	12,440
Cousins Properties Inc.	1,378	37,344
Cromwell Property Group	6,562	1,745
Daiwa Office Investment Corp.	3	6,970
Derwent London PLC	903	23,016
Dexus	5,518	24,912
Douglas Emmett Inc.	799	12,113
Easterly Government Properties Inc.	218	4,796
Empire State Realty Trust Inc., Class A	1,240	8,978
Gecina SA	426	41,864
Global One Real Estate Investment Corp.	5	4,727
Great Portland Estates PLC	3,059	13,715
Helical PLC	1,040	3,106
Highwoods Properties Inc.	653	18,944
Ichigo Office REIT Investment Corp.	5	3,167
Inmobiliaria Colonial SOCIMI SA	2,841	18,814
Japan Excellent Inc.	8	7,401
Japan Prime Realty Investment Corp.	22	14,453
Japan Real Estate Investment Corp.	37	30,011
JBG SMITH Properties	592	12,539
JR Global REIT	806	1,434
Keppel REIT(b)	17,700	12,918
Kilroy Realty Corp.	878	32,363
Mori Hills REIT Investment Corp.	10	9,037
Nippon Building Fund Inc.	41	37,610
NSI NV	170	4,174
One REIT Inc.	1	1,773
Orix JREIT Inc.	14	18,301
Paramount Group Inc.	1,564	9,572
Piedmont Realty Trust Inc., Class A	1,132	8,558
Precinct Properties Group	6,115	4,539
Prosperity REIT	7,000	1,220
Regional REIT Ltd.(c)	787	1,287
Sankei Real Estate Inc.	3	1,900
Shinhan Alpha REIT Co. Ltd.	805	3,191
SL Green Realty Corp.	580	33,205
Vornado Realty Trust(b)	1,521	58,437
Workspace Group PLC	847	4,446
		649,360
Other Specialized REITs — 4.3%
Arena REIT	1,626	3,826
Charter Hall Social Infrastructure REIT	1,579	3,000
EPR Properties	336	18,493
Four Corners Property Trust Inc.	366	9,238
Gaming and Leisure Properties Inc.	1,247	56,838
Iron Mountain Inc.	1,124	109,433
Safehold Inc.	370	5,176
VICI Properties Inc., Class A	6,078	198,143
		404,147
Real Estate Development — 0.2%
Lifestyle Communities Ltd.	525	1,485

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Development (continued)
Sino Land Co. Ltd.	18,000	$20,749
		22,234
Real Estate Operating Companies — 8.1%
Abrdn European Logistics Income PLC(c)	3,605	2,321
Amot Investments Ltd.	1,093	7,452
Aroundtown SA(a)	3,567	12,863
Atrium Ljungberg AB, Class B	1,805	5,838
Azrieli Group Ltd.	275	27,019
CA Immobilien Anlagen AG	242	6,445
CapitaLand Investment Ltd./Singapore	12,300	26,197
Castellum AB	2,862	32,580
Catena AB	264	11,926
Cibus Nordic Real Estate AB publ	262	4,644
Citycon OYJ	772	3,325
Corem Property Group AB, Class B	2,674	1,193
Deutsche EuroShop AG	94	2,019
Deutsche Wohnen SE	246	6,240
Dios Fastigheter AB	627	4,119
Entra ASA(a)(c)	476	5,847
Fabege AB	2,240	18,775
Fastighets AB Balder, Class B(a)	3,585	24,206
FastPartner AB, Class A	311	1,587
Grainger PLC	4,934	13,339
Grand City Properties SA(a)	348	4,388
Hongkong Land Holdings Ltd.	6,500	39,325
Hufvudstaden AB, Class A	908	10,987
Hulic Co. Ltd.	2,200	20,983
Hysan Development Co. Ltd.	4,000	7,959
Intershop Holding AG	27	4,998
Kennedy-Wilson Holdings Inc.	595	4,355
Kojamo OYJ(a)	999	12,700
LEG Immobilien SE	403	31,987
Melisron Ltd.	126	14,507
Mobimo Holding AG, Registered	35	13,708
NP3 Fastigheter AB	138	3,658
Nyfosa AB	1,031	8,938
Pandox AB, Class B	528	9,428
Platzer Fastigheter Holding AB, Class B	498	3,549
PSP Swiss Property AG, Registered	230	39,023
Sagax AB, Class B	1,428	30,225
Samhallsbyggnadsbolaget i Norden AB(b)	5,264	2,639
Sirius Real Estate Ltd.	7,363	10,123
StorageVault Canada Inc.	1,233	4,129
Swire Properties Ltd.	6,000	16,081
Swiss Prime Site AG, Registered	383	52,972
TAG Immobilien AG	819	13,168
VGP NV	55	5,784
Vonovia SE	3,781	117,345
Wallenstam AB, Class B	1,893	8,580
Wharf Real Estate Investment Co. Ltd.	10,000	31,748
Wihlborgs Fastigheter AB	1,412	13,876
		755,098
Retail REITs — 17.5%
Acadia Realty Trust	497	9,303
AEON REIT Investment Corp.	9	7,673
Agree Realty Corp.	467	33,484
Ascencio	18	1,016
Brixmor Property Group Inc.	1,361	35,563
BWP Trust(a)	2,619	6,025
Carmila SA	283	5,560
Charter Hall Retail REIT	2,379	5,913
Security	Shares	Value
Retail REITs (continued)
Choice Properties REIT	1,290	$13,211
Crombie REIT	465	4,826
Curbline Properties Corp.	450	9,945
Eurocommercial Properties NV	332	10,134
Federal Realty Investment Trust	398	36,680
First Capital Real Estate Investment Trust	987	13,242
Fortune REIT	7,000	4,499
Frasers Centrepoint Trust	5,197	8,862
Frontier Real Estate Investment Corp.	13	7,415
Fukuoka REIT Corp.	4	4,789
Getty Realty Corp.	235	6,531
Hamborner REIT AG	370	2,398
Hammerson PLC	2,549	9,961
HomeCo Daily Needs REIT	8,377	6,886
Immobiliare Grande Distribuzione SIIQ SpA	336	1,261
InvenTrust Properties Corp.	299	8,243
Japan Metropolitan Fund Invest	34	24,729
Kimco Realty Corp.	3,046	64,667
Kite Realty Group Trust	984	21,628
Kiwi Property Group Ltd.	6,992	4,009
Klepierre SA	1,332	50,845
Lendlease Global Commercial REIT	9,300	3,926
Link REIT(b)	14,500	80,790
LOTTE REIT Co. Ltd.	582	1,609
Macerich Co. (The)	1,216	20,319
Mercialys SA	547	6,763
NETSTREIT Corp.	381	6,946
NewRiver REIT PLC	1,171	1,098
NNN REIT Inc.	812	33,503
Phillips Edison & Co. Inc.	563	19,024
Prinmaris REIT	496	5,280
Realty Income Corp.	7,630	428,272
Regency Centers Corp.	852	60,833
Region Group	5,471	8,188
Retail Estates NV	60	4,458
RioCan REIT	1,459	18,585
Scentre Group	26,410	63,205
Shaftesbury Capital PLC	7,114	14,825
Simon Property Group Inc.	1,727	282,865
SmartCentres Real Estate Investment Trust(b)	582	10,669
Starhill Global REIT	9,600	3,982
Supermarket Income REIT PLC	5,509	5,799
Tanger Inc.	828	24,857
Unibail-Rodamco-Westfield, New	664	64,368
Urban Edge Properties	556	10,964
Vicinity Ltd.	17,926	28,224
Waypoint REIT Ltd.	3,317	5,349
Wereldhave NV	403	8,249
		1,642,248
Self Storage REITs — 5.7%
Abacus Storage King	3,535	3,624
Big Yellow Group PLC	1,239	15,277
CubeSmart	1,343	52,256
Extra Space Storage Inc.	1,231	165,397
National Storage Affiliates Trust	415	12,226
National Storage REIT	7,238	11,099
Public Storage	951	258,615
Safestore Holdings PLC	1,294	11,474
Shurgard Self Storage Ltd.	211	8,373
		538,341

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Single-Family Residential REITs — 3.3%
American Homes 4 Rent, Class A	1,787	$61,991
Equity LifeStyle Properties Inc.	993	59,501
Invitation Homes Inc.	3,283	100,624
PRS REIT PLC (The)	2,520	3,514
Sun Communities Inc.(b)	651	80,743
		306,373
Total Long-Term Investments — 99.6% (Cost: $8,859,819)		9,324,852
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	217,553	217,640
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	10,000	10,000
Total Short -Term Investments — 2.4% (Cost: $227,639)		227,640
Total Investments — 102.0% (Cost: $9,087,458)		9,552,492
Liabilities in Excess of Other Assets — (2.0)%		(188,022)
Net Assets — 100.0%		$9,364,470

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,710	$207,930 (a)	$—	$—	$—	$217,640	217,553	$170 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0 (a)	—	—	—	10,000	10,000	86	—
				$—	$—	$227,640		$256	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	1	09/19/25	$36	$143

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Environmentally Aware Real Estate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,142,761	$3,182,091	$—	$9,324,852
Short-Term Securities
Money Market Funds	227,640	—	—	227,640
	$6,370,401	$3,182,091	$—	$9,552,492
Derivative Financial Instruments(a)
Assets
Equity Contracts	$143	$—	$—	$143

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust